Business Combination (Details) - USD ($)	Jul. 14, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of identifiable intangible assets acquired:
Goodwill		$ 600,814	$ 600,814	$ 637,528
Advandx [Member]
Business Acquisition [Line Items]
Total purchase price - fair value of common stock issued	$ 2,584,090
Fair value of tangible assets acquired:
Cash	1,367,211
Receivables	536,406
Inventory	881,273
Property and equipment	245,479
Other assets	359,587
Fair value of identifiable intangible assets acquired:
Goodwill	600,814		$ 600,000
Deferred tax liabilities, net	129,095
Fair value of liabilities assumed	3,290,585
Total acquisition purchase price Allocation	2,584,090
Advandx [Member] | Trademarks And Trade Names [Member]
Fair value of identifiable intangible assets acquired:
Fair value of identifiable intangible assets	461,000
Advandx [Member] | Developed Technology Rights [Member]
Fair value of identifiable intangible assets acquired:
Fair value of identifiable intangible assets	458,000
Advandx [Member] | Customer Relationships [Member]
Fair value of identifiable intangible assets acquired:
Fair value of identifiable intangible assets	$ 1,094,000